--------------------------------------------------------------------------------
A MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

The fiscal year ending August 31, 1998 will go down in history as one of the most challenging periods faced by Asian investors in the last fifty years. Currency devaluations, stalling economic growth, rising unemployment and wholesale bankruptcies have contributed to an overall environment that has proved extremely negative for financial markets. Towards the end of the fiscal year, it became apparent that the issues that have now dominated many Asian economies for over twelve months are being felt in other parts of the globe. The leaders of the G7 and G22 countries are now discussing changes to the global financial system to guard against either a repetition or extension of what has been described as the Asian Financial Crisis. We believe that some Asian economies offer hope that those countries that were amongst the "first in" will be the "first out".

The two countries, Thailand and South Korea, that seem most likely to offer the prospect of economic recovery in the near future are two of Asia's three recipients of significant International Monetary Fund aid. While Indonesia remains highly unstable, the economies and currencies of both South Korea and Thailand are showing signs that the worst may be over, and there are tentative forecasts of renewed growth as soon as the first half of 1999.

The underlying reason for optimism that the economic health of Asia may start to show signs of improvement by the first half of 1999 lies in the favorable swing towards overall trade and current account surpluses that have been experienced by most of the region. While this has largely been achieved through a sharp reduction in the level of imports, it has nevertheless reversed the trends which preceded the crisis of July 1997.

Combined with obvious efforts in many Asian countries to adopt the reform measures prescribed by the West, particularly in areas such as financial sector re-structuring and increased access to overseas companies acquiring existing Asian businesses, a number of countries (Thailand, South Korea, Singapore) have seen their currencies stabilize and interest rates drop significantly. It remains encouraging that the economy of Mainland China has so far weathered the storm created by the instability of its neighbors and may prove to be Asia's most stable economy in this difficult and volatile period.

If the first phase of Asia's crisis was led by the currency devaluations that swept the region (July 1997), then it may be safe to assume that the first phase is behind us and that the primary challenge now facing most of the region is a restoration of confidence and renewal of growth. While evidence of recession is dominant throughout the region, the pace of decline has slowed. In the immediate

--------------------------------------------------------------------------------
A MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------

aftermath of the crisis, most Asian countries were compelled to tighten monetary policy to stabilize their currencies which led to extremely high domestic interest rates and tight lending. With currency markets exhibiting more stability, interest rates are coming down which should help increase money supply growth around the region in the coming quarters. Forecasting an end to the current recessions that are afflicting many Asian economies is not an exact science, but financial markets should provide the best indicator of any incipient recovery in Asia's real economies.

In the current environment we plan to remain focused on identifying the most attractive companies in Asia ex-Japan. Those that have the business franchise, management experience, and balance sheet strength to both weather this recession and participate in the recovery when it comes. There is no shortage of candidates selling at historically attractive valuations. Our portfolios remain essentially fully invested and we have great confidence in the future.

We would like to thank our shareholders for their recent approval of the items presented in the proxy statement. We welcome Mr. William R. Hambrecht as a significant new shareholder in the Investment Advisor.

Thank you for your continued support,



Sincerely,

/s/ G. PAUL MATTHEWS           [PHOTO OF G. PAUL MATTHEWS APPEARS HERE]

G. PAUL MATTHEWS - PRESIDENT,
  CHIEF INVESTMENT OFFICER


[PHOTO OF MARK W. HEADLEY APPEARS HERE]    /s/ MARK W. HEADLEY

                                           MARK W. HEADLEY - MANAGING DIRECTOR,
                                                    PORTFOLIO MANAGER

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S COMMENTS
--------------------------------------------------------------------------------


MATTHEWS PACIFIC TIGER FUND

The Matthews Pacific Tiger Fund has weathered some of the most severe financial turbulence of recent decades without changing its investment philosophy or process. The Fund has maintained a well-diversified and fully invested stance throughout the crisis. We refrained from building a large cash position due to our strong belief that market timing is not a viable long-term investment approach. Our focus throughout the year has been on researching and monitoring attractive companies throughout the region.

The Fund began the fiscal year in September 1997 at the early stages of the meltdown. There are significant signs that the end of the fiscal year has signaled a calmer period in Asian financial markets. The Fund is well positioned to take advantage of the many positive trends that have either remained intact or evolved out of the financial crisis and accompanying recessionary environment. Our investment focus has included the significant restructuring process in both the Korean and Thai economies and the on-going shift to a free market economy in China. The many unique and exciting companies that can be found across the nine Asian Tiger markets continue to be, in our opinion, an outstanding opportunity for diversification and long-term capital appreciation.


MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND

The Matthews Asian Convertible Securities Fund invests primarily in US Dollar denominated convertible bonds issued by Asia ex-Japan corporations. The portfolio is broadly diversified both by country of issue and by industry. Over the past twelve months ending August 31, 1998, such issues declined in value as the underlying equity markets fell and interest rates rose. The rise in local interest rates in various Asian countries, together with a rise in the "premium" that international investors expect from financial instruments issued by companies domiciled in emerging Asia, caused an overall decline in the value of such securities.

The extent of the decline was less, however, than that of the underlying equity markets as the income component of convertible bonds provided a "floor" for overall valuations. Many Asian countries are now in the grip of a severe domestic economic recession, which has caused severe dislocation in the financial markets. Most of these countries have introduced reforms and engaged in significant restructuring of their financial systems to guard against a repeat of the recent financial crisis. With economic growth slowing, interest rates are starting to fall again in some Asian countries which, if continued, should bode well for Asian bonds and convertibles.

We would like to acknowledge the change in the name of the Matthews Asian Convertible Securities Fund to the Matthews Asian Growth and Income Fund. Its investment objective, however, remains unchanged.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S COMMENTS
--------------------------------------------------------------------------------


MATTHEWS KOREA FUND

The Matthews Korea Fund invests in a broad range of Korean equities listed on the domestic Korean stock exchange. The portfolio consists of approximately 50 Korean companies, including some of the largest capitalization blue chips and a range of smaller companies. The portfolio is generally unhedged, and is therefore exposed to both the potential movement of the Korean currency and to fluctuations in the Korean Stock Market.

The second half of the fiscal year ended August 31, 1998 saw the Korean market fall to new 12 year lows. The domestic recession, combined with increased volatility in all emerging markets and their currencies, caused the Korean equity market to give up its early year gains. While the local equity market reached new lows, the Korean Won remained above the levels of earlier this year, allowing the net asset value per share of the Matthews Korea Fund to hold above the levels reached in December of 1997. The International Monetary Fund has reported favorably on Korea's imposition of measures to further reform and deregulate its economy, and many forecasters are suggesting that the South Korean economy will be showing an improving trend in 1999.

The fund has maintained its exposure to Korean blue chips, with a particular emphasis on electronics and petro-chemical companies, whose competitiveness has been improved by the relative weakness in the Korean Won over the last twelve months.


MATTHEWS DRAGON CENTURY CHINA FUND

Launched in February 1998, the Matthews Dragon Century China Fund has faced an extremely challenging period in its first partial year. The Fund is highly focused on companies that are either based in China or have their primary interests in China but are based in Hong Kong. It does not generally invest in the large Hong Kong property and finance companies typically found in international portfolios. The Fund's severe down draft is indicative of the destructive nature of the financial forces in Asia. Market concerns that China would devalue its currency, combined with the general atmosphere of regional panic, led to a massive sell-off in Chinese related equities.

The Fund invests in what we believe to be some of the highest quality companies available in the Hong Kong and Chinese equity markets. Our many trips to China over the last year continue to convince us that the move to a free market economy is ongoing and dramatic. The Fund is invested across a range of industries from telecommunications to manufacturing.

We would like to acknowledge the tireless efforts of our research analyst, Richard Gao, who has provided many unique insights into the tremendous changes occurring in China. We remain very optimistic about the long-term potential of China and the companies operating in its economy.

--------------------------------------------------------------------------------
ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
--------------------------------------------------------------------------------

The graph below compares the change in value of a $10,000 investment in Matthews Pacific Tiger Fund Class I Shares and Matthews Asian Convertible Securities Fund with the performance of the Morgan Stanley All Country Far East ex Japan Index with gross dividends in U.S. dollars. The total returns of the Matthews Pacific Tiger Fund Class I Shares, Matthews Asian Convertible Securities Fund and the Morgan Stanley All Country Far East ex Japan Index for one year was (63.43%), (35.27%) and (57.88%), respectively, and the average annual total return since inception was (19.87%), (4.71%) and (23.24%), respectively.

                           [LINE GRAPH APPEARS HERE]

                   PACIFIC TIGER/1/ & ASIAN CONV. SEC. FUNDS
                   (Assuming $10,000 invested at inception)

          Matthews Pacific Tiger   Morgan Stanley All Country   Matthews Asian
           Fund Class I Shares      Far East ex Japan Index/2/  Conv. Sec. Fund
           -------------------      --------------------------  ---------------
9/12/94          10,000                    10,000                   10,000
 Nov-94           9,720                     9,329                    9,930
 Feb-95           9,241                     8,879                    9,722
 May-95           9,723                     9,447                   10,284
 Aug-95           9,793                     8,873                   10,089
 Nov-95           9,432                     8,784                   10,191
 Feb-96          10,965                     9,563                   11,124
 May-96          11,186                    10,185                   11,228
 Aug-96          10,835                     9,658                   11,122
 Nov-96          11,908                    10,174                   11,978
 Feb-97          12,439                    10,326                   12,095
 May-97          12,920                    10,118                   12,268
 Aug-97          11,349                     9,017                   12,754
 Nov-97           8,075                     6,298                    9,758
 Feb-98           7,693                     6,839                    9,873
 May-98           6,046                     5,141                    9,411
 Aug-98           4,151                     3,837                    8,256

Past performance is not indicative of future results.

The graph below compares the change in value of a $10,000 investment in Matthews Korea Fund Class I Shares with the performance of the Korea Stock Price Index. The total return of the Matthews Korea Fund Class I Shares and the Korea Stock Price Index for one year was (67.21%) and (70.51%), respectively, and the average annual total return since inception was (35.16%) and (37.83%), respectively.

                          [LINE GRAPH APPEARS HERE]

                                KOREA FUND/1/
                   (Assuming $10,000 invested at inception)

                   Matthews Korea Fund
                    Class I Shares                  Korea Stock Price Index/3/
                    --------------                  --------------------------
1/2/95                    10,000                           10,000
Feb-95                     9,000                            8,626
                           8,960                            8,855
Aug-95                     9,130                            9,008
                           9,230                            9,237
Feb-96                     8,404                            8,397
                           8,636                            8,779
Aug-96                     7,294                            7,328
                           6,820                            6,794
Feb-97                     5,892                            6,031
                           6,416                            6,412
Aug-97                     6,245                            5,954
                           3,047                            2,748
Feb-98                     3,047                            2,595
                           2,280                            1,832
Aug-98                     2,048                            1,756

Past performance is not indicative of future results.

/1/Class A shares are available on Matthews Pacific Tiger Fund and Matthews
   Korea Fund. Total return will differ due to sales charges and 12b-1 fees. /2/The MSCI All Country Far East ex Japan Index is an unmanaged capitalization-
   weighted index of stock markets in the Pacific region excluding Japan. /3/The Korea Stock Price Index is a capitalization-weighted index of all common stocks listed on the Korea Stock Exchange.

--------------------------------------------------------------------------------
ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
--------------------------------------------------------------------------------

The graph below compares the change in value of a $10,000 investment in Matthews Dragon Century China Fund with the performance of the Credit Lyonnais China World Index. The unannualized total return of the Matthews Dragon Century China Fund and the Credit Lyonnais China World Index for the period February 19, 1998 (inception of Fund) to August 31, 1998 was (56.40%) and (59.69%).

                          [LINE GRAPH APPEARS HERE]

                          DRAGON CENTURY CHINA FUND
                   (Assuming $10,000 invested at inception)

                     Matthews Dragon                  Credit Lyonnais
                    Century China Fund               China World Index/1/
                    ------------------               -----------------
2/19/98                  10,000                              10,000
Feb-98                   10,610                              11,372
Mar-98                   10,550                              10,877
Apr-98                    9,880                               9,607
May-98                    8,570                               8,109
Jun-98                    7,100                               6,669
Jul-98                    5,340                               5,261
Aug-98                    4,360                               4,031

Past performance is not indicative of future results.

/1/The Credit Lyonnais China World Index is an unmanaged capitalization-weighted index of Chinese equities which are listed on the Hong Kong, Shanghai, and Shenzhen stock exchanges.

--------------------------------------------------------------------------------
GENERAL MARKET AND ECONOMIC INFORMATION
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

             ASIA EX-JAPAN VS. US AND INTERNATIONAL STOCK MARKETS
                        DECEMBER 1987 - SEPTEMBER 1998


          MSCI All Country Far East                       MSCI Europe Australia
              (ex Japan) Index/1/       S&P 500 Index/2/     Far East Index/3/
              ----------------          -------------        --------------
                        0                       0                     0
                    11.88                    4.04                  6.96
                    18.56                    8.39                 14.41
Mar-88              21.83                    4.78                 17.35
                    33.42                    5.77                 19.57
                    39.65                     6.1                 16.49
                    47.03                   10.69                 20.58
                    63.59                   10.09                 24.17
                     70.7                    5.84                  18.7
Sep-88              79.54                   10.05                 22.63
                    66.08                   12.91                 24.66
                    76.67                   10.77                 28.47
                    66.65                    12.4                 31.99
                    83.77                   20.39                 39.08
                    93.01                   16.91                 37.27
Mar-89             102.81                   19.34                 39.89
                   112.54                   25.32                 41.36
                   127.93                   29.13                 42.89
                   115.13                    28.7                  40.1
                   121.61                   40.07                 50.09
                   129.87                   42.24                 50.52
Sep-89             138.06                   41.31                 52.01
                   132.43                   37.75                 47.68
                   125.13                   40.03                  54.4
                    133.5                   43.03                  58.4
                   160.02                   33.19                 51.58
                   153.72                   34.32                 43.37
Mar-90             139.08                   37.58                 32.93
                   114.15                   33.88                 31.59
                   109.81                   46.19                 42.77
                    89.86                    44.9                  39.4
                    96.35                   44.14                 35.59
                    59.28                   30.55                 20.24
Sep-90              36.58                   23.87                  1.31
                     52.9                   23.04                 11.96
                    58.71                   30.41                  6.51
                    63.33                   33.65                  9.32
                    59.97                    39.2                 10.19
                    82.81                   48.56                 23.49
Mar-91              87.53                   51.86                 24.83
                    94.96                   51.91                 25.19
                     92.4                   57.77                 27.01
                    91.72                   50.22                 19.98
                    96.13                   56.96                 23.66
                    85.38                   60.04                 20.61
Sep-91               87.8                   56.98                 22.86
                     83.9                   58.84                 24.25
                    84.66                   51.86                  16.6
                    89.16                   68.81                 16.78
                   109.41                   65.44                 17.02
                   106.85                   67.03                 15.21
Mar-92             101.53                   63.38                  9.25
                   104.85                   67.94                  9.46
                    112.5                    68.1                 12.65
                   116.06                   65.19                  4.01
                   106.31                   71.69                  0.29
                   100.63                   67.57                  2.87
Sep-92              99.34                    69.1                  2.13
                   116.06                   69.45                  3.05
                   112.59                   74.58                  6.59
                    105.8                   76.34                  7.43
                   109.37                   77.59                  7.57
                   126.86                   79.45                  9.92
Mar-93             131.55                    82.8                 16.02
                    146.1                   78.16                 22.84
                   155.18                    82.2                 23.58
                   147.09                   82.34                 23.21
                   146.34                   81.37                 28.48
                   157.29                   87.62                 34.14
Sep-93             166.65                   85.74                 30.61
                   205.87                   89.34                 37.04
                   212.21                    86.9                 25.95
                   291.08                   88.79                 36.62
                    276.6                   94.92                 45.84
                   255.11                   89.06                 41.86
Mar-94             221.53                   80.41                 33.96
                   238.98                    82.5                 37.85
                   251.21                   84.76                 38.46
                   241.44                   79.81                 34.86
                   263.29                   85.47                 36.98
                   288.62                   92.45                 39.72
Sep-94             293.38                   87.27                 33.06
                   292.54                   91.17                 34.27
                   262.55                   83.62                 31.23
                   262.13                   85.88                 31.93
                   223.16                   90.39                 25.37
                   245.04                   97.26                 22.88
Mar-95             250.32                  102.65                 21.15
                   241.78                  108.32                 24.55
                   267.13                  115.88                 24.12
                   261.36                  120.48                 21.22
                   263.93                  127.48                 29.85
                   244.83                  127.41                 33.35
Sep-95             255.15                  136.53                 34.24
                   249.49                  135.35                 31.96
                   241.37                  145.01                 36.76
                   255.52                  149.28                 42.13
                   272.22                  157.41                 47.17
                   271.64                   159.2                 45.42
Mar-96              278.2                  161.25                 49.19
                   306.11                  164.76                 54.12
                   295.81                  170.81                 52.08
                    293.3                  171.42                 53.36
                   265.74                  159.01                 45.65
                   275.32                  163.88                 46.65
Sep-96             284.32                  178.18                 53.23
                   276.59                  185.44                 51.17
                   295.29                  206.39                 57.02
                   290.96                   199.8                 55.64
                    297.6                  218.18                 57.78
                   301.27                  220.07                 61.35
Mar-97             283.39                  206.43                 61.87
                   277.77                  224.32                 66.45
                   293.17                  243.32                 71.08
                   307.24                  258.24                  80.1
                   310.89                  286.23                  89.2
                   250.38                  264.04                 75.17
Sep-97             239.93                  283.39                 83.88
                   157.16                  270.17                 66.31
                   142.24                  286.68                 68.97
                   130.99                  292.76                  74.1
                      116                  296.75                 82.13
                   163.05                   324.7                 92.24
Mar-98             156.72                  345.91                 101.8
                   131.85                  349.96                100.12
                    97.73                  341.48                101.71
                     78.2                   358.9                103.72
                    75.19                  353.57                106.66
                    47.59                  287.44                 78.52
Sep-98              61.98                  311.61                 66.46

ECONOMIC STATISTICS (as of 9/30/98)


------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997e                                                   98e
                             98e Real     97 Real      97 Real         GPD                                        Prime     Current
              Population        GDP         GDP         (US$        per capita        1998e          1997        Lending    A/C(% of
Market        (millions)      Growth      Growth      billions)       (US$)         inflation      inflation      Rates       GDP
------------------------------------------------------------------------------------------------------------------------------------
Japan           126.00        -2.2%        0.8%        5,088          40,347          0.5%           1.7%          1.5%       3.0%
------------------------------------------------------------------------------------------------------------------------------------
China         1,215.00         6.0%        8.8%          902             723          0.0%           2.8%          8.6%       2.4%
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong         7.00        -5.5%        5.3%          171          26,476          3.0%           5.7%          9.8%      -3.6%
------------------------------------------------------------------------------------------------------------------------------------
Indonesia       198.00       -17.2%        4.8%          209             983         80.0%           6.6%         30.0%       8.1%
------------------------------------------------------------------------------------------------------------------------------------
Malaysia         21.00        -5.7%        7.8%           97           4,591          7.0%           2.7%         12.2%       4.2%
------------------------------------------------------------------------------------------------------------------------------------
Philippines      69.00        -2.2%        5.1%           82           1,113         10.0%           5.1%         20.0%       0.8%
------------------------------------------------------------------------------------------------------------------------------------
Singapore         3.00         0.3%        7.8%           95          30,503          0.2%           2.0%          8.0%      14.9%
------------------------------------------------------------------------------------------------------------------------------------
South Korea      45.00        -8.0%        5.6%          434           9,493          8.9%           4.4%         18.0%      12.7%
------------------------------------------------------------------------------------------------------------------------------------
Taiwan           22.00         4.8%        6.7%          282          12,949          1.8%           0.9%          8.0%       1.5%
------------------------------------------------------------------------------------------------------------------------------------
Thailand         61.00       -11.1%        3.7%          157           2,491          9.0%           5.6%         15.0%      13.7%
------------------------------------------------------------------------------------------------------------------------------------

Source:  Warburg Dillion Read
/1/The MSCI AC Far East ex Japan Index is an unmanaged capitalization-weighted index of stock markets in the Pacific region excluding Japan.
/2/The S&P 500 Index is a capitalization-weighted index of 500 U.S. stocks. /3/The MSCI Europe, Australia, Far East Index is an unmanaged capitalization-
  weighted index of stock markets in Europe, Australia and the Far East.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS             SCHEDULE OF INVESTMENTS AUGUST 31, 1998
--------------------------------------------------------------------------------

MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment in Securities as of August 31,
1998

                                                   MATTHEWS             MATTHEWS
                                        MATTHEWS     ASIAN               DRAGON
                                        PACIFIC   CONVERTIBLE MATTHEWS  CENTURY
                                         TIGER    SECURITIES   KOREA     CHINA
                                          FUND       FUND       FUND      FUND
                                        --------  ----------- --------  --------
EQUITIES
 Automotive............................    1.09 %    0.00 %     3.76 %     7.00 %
 Banking and Finance...................    4.84      0.00       6.38       0.00
 Commercial & Industrial...............    0.00      0.00       1.57       0.00
 Communications........................    0.00      0.00       2.37       0.00
 Conglomerate..........................    4.51      1.23       0.00      14.69
 Construction..........................    0.00      0.00       0.59       0.00
 Consumer..............................    4.68      0.26       2.41      13.84
 Electronics...........................   12.95      0.00      26.76       0.00
 Financial.............................    2.20      0.00       0.00       0.00
 Food & Beverages......................    5.50      0.00       6.66       0.00
 Gaming................................    0.90      0.00       0.00       0.00
 Health Care...........................    0.05      0.00       0.00       0.00
 Hotels................................    0.97      0.00       0.00       0.00
 Hotels/Tourism........................    0.00      0.00       0.00       4.04
 Household.............................    0.00      0.00       1.98       0.00
 Industrial............................    0.23      0.74       0.00       2.98
 Infrastructure........................    1.83      0.00       0.00       8.87
 Insurance.............................    3.97      0.00       7.05       0.00
 Machinery & Equipment.................    0.89      0.00       0.00       0.00
 Manufacturing.........................    1.20      0.00       0.00       0.00
 Media.................................    3.81      0.80       0.00       0.00
 Paper Products........................    0.00      0.00       0.98       0.00
 Petro-Chemical........................    0.00      0.00      14.43       0.00
 Pharmaceutical........................    1.52      0.00       4.28       8.69
 Property..............................    0.00      0.00       0.00       6.45
 Retail................................    0.92      0.00       0.00       0.00
 Security Service......................    3.42      0.00       3.11       0.00
 Shipping & Steel......................    0.00      0.00       7.64       0.00
 Software..............................    1.54      0.00       0.00       0.00
 Technology............................    8.40      0.00       0.00       8.46
 Telecommunications....................    8.82      0.00       0.21       9.32
 Trading...............................    3.97      0.00       0.00       0.00
 Transportation........................    4.34      0.00       1.24       2.00
 Utility...............................   17.45      0.92       8.33      13.66
                                         ------      ----      -----     ------
   Total Equities......................  100.00 %    3.95 %    99.75 %   100.00 %

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS             SCHEDULE OF INVESTMENTS AUGUST 31, 1998
--------------------------------------------------------------------------------

MARKET SECTOR DIVERSIFICATION (CONTINUED)
As a Percentage of Total Value of Investment in Securities as of August 31,
1998

                                                  MATTHEWS             MATTHEWS
                                       MATTHEWS     ASIAN               DRAGON
                                       PACIFIC   CONVERTIBLE MATTHEWS  CENTURY
                                        TIGER    SECURITIES   KOREA     CHINA
                                         FUND       FUND       FUND      FUND
                                       --------  ----------- --------  --------
BONDS
 Automotive...........................    0.00 %     2.17 %     0.00 %    0.00 %
 Conglomerate.........................    0.00       9.32       0.00      0.00
 Consumer.............................    0.00       3.82       0.00      0.00
 Electrical...........................    0.00       9.74       0.00      0.00
 Electrical Appliance.................    0.00       2.22       0.00      0.00
 Electronics..........................    0.00      15.62       0.25      0.00
 Government Bond......................    0.00       7.79       0.00      0.00
 Hotels...............................    0.00       7.96       0.00      0.00
 Industrial...........................    0.00       8.21       0.00      0.00
 Infrastructure.......................    0.00       5.72       0.00      0.00
 Petro-Chemical.......................    0.00       5.78       0.00      0.00
 Property.............................    0.00       7.74       0.00      0.00
 Transportation.......................    0.00       3.04       0.00      0.00
 Utility..............................    0.00       6.92       0.00      0.00
                                        ------     ------     ------    ------
   Total Bonds........................    0.00      96.05       0.25      0.00
                                        ------     ------     ------    ------
TOTAL INVESTMENTS.....................  100.00 %   100.00 %   100.00 %  100.00 %
                                        ======     ======     ======    ======

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS PACIFIC TIGER FUND              SCHEDULE OF INVESTMENTS AUGUST 31, 1998
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          --------- -----------

EQUITIES - 98.15%***
HONG KONG - 48.74%
Asia Satellite Telecommunications Holdings, Ltd. ADR         54,800 $   585,675
ASM Pacific Technology, Ltd.                              1,030,000     244,568
Cathay Pacific Airways                                    1,399,000   1,020,024
China Telecom (Hong Kong), Ltd.**                           546,800     719,736
Cheung Kong Infrastructure Holdings                         325,000     566,189
Citic Pacific, Ltd.                                         465,000     594,063
Dickson Concepts International, Ltd.                        305,000     184,003
Giordano International Ltd.                                 966,000      99,727
Founder Hong Kong, Ltd.                                   2,765,599     474,663
Guangdong Electric Power Development Co., Ltd. B Shares   2,412,084     675,455
Guangdong Kelon Electrical Holdings Co., Ltd.             2,161,000   1,087,586
Guangzhou Pharmaceutical Co., Ltd.**                      5,782,000     470,070
Hong Kong Telecommunications, Ltd.                          602,279   1,064,787
HSBC Holdings PLC                                            31,959     678,427
Huaneng Power International, Inc. ADR**                      48,000     312,000
Hutchison Whampoa, Ltd.                                     184,000     797,814
Legend Holdings, Ltd.                                     3,676,000     659,378
Li & Fung, Ltd.                                           1,044,000   1,225,988
Nanjing Posts & Telecommunications Equipment Co., Ltd. B
 Shares                                                   1,500,000     222,604
National Mutual Asia, Ltd.                                1,624,000     628,712
Peregrine Investments Holdings, Ltd.                      1,097,000           0
Qingling Motors Co.                                       2,764,000     335,282
Shanghai Dazhong Taxi Co. B Shares**                        850,000     321,300
Shanghai New Asia Group Co., Ltd. B Shares**              2,340,000     299,520
Vitasoy International Holdings, Ltd.                      5,262,500   1,697,760
Wuxi Little Swan Co., Ltd. B Shares                         902,400     371,479
                                                                    -----------
TOTAL HONG KONG                                                      15,336,810
                                                                    -----------
INDONESIA - 0.75%
PT Hero Supermarket**                                     2,521,000     219,461
PT Tempo Scan Pacific**                                     885,000      15,804
                                                                    -----------
TOTAL INDONESIA                                                         235,265
                                                                    -----------
MALAYSIA - 3.12%
Berjaya Sports Toto Berhad                                  426,000     276,854

                                               SHARES      VALUE
                                              --------- -----------

Public Bank Berhad                                    3 $         1
Star Publications (Malaysia)                    821,000     706,184
                                                        -----------
TOTAL MALAYSIA                                              983,039
                                                        -----------
PHILIPPINES - 6.52%
Benpres Holdings Corp.**                      5,718,000     469,972
Music Corp.**                                 1,426,000      55,347
Philippine Long Distance Telephone Co.           55,990     926,774
RFM Corp.                                     4,950,000     598,972
                                                        -----------
TOTAL PHILIPPINES                                         2,051,065
                                                        -----------
SINGAPORE - 10.10%
Avimo Group, Ltd.                               960,000   1,026,997
Dairy Farm International Holdings, Ltd.         480,000     456,000
Electronic Resources, Ltd.                    1,025,000     349,159
Sunright, Ltd.                                1,579,000     280,051
Venture Manufacturing (Singapore), Ltd.         420,000   1,064,157
                                                        -----------
TOTAL SINGAPORE                                           3,176,364
                                                        -----------
SOUTH KOREA - 22.25%
Dae Duck Electronics Co.                         19,490     981,355
Hana Bank                                       231,974     713,700
Korea Electric Power Corp.                      102,740   1,323,713
Mirae Co.                                       425,465     606,457
S1 Corp.                                          9,500   1,055,164
Samsung Electronics Co.                          39,872   1,325,622
Samsung Fire & Marine Insurance                   3,230     597,926
SK Telecom Co., Ltd.                              1,215     397,333
                                                        -----------
TOTAL SOUTH KOREA                                         7,001,270
                                                        -----------
THAILAND - 6.67%
Advanced Info Service Public Co., Ltd.          197,000     799,283
Bangkok Bank Public Co., Ltd.                   766,000     539,308
Bank of Ayudhya Public Co., Ltd.**              642,000      68,950
Srithai Superware Public Co., Ltd.**          1,503,000     172,181
Thai Engine Manufacturing Public Co., Ltd.**    595,800      71,098
Thai Farmers Bank Public Co., Ltd.**            403,000     173,126
Tipco Asphalt Public Co., Ltd.**                500,000     274,463
Tipco Asphalt Public Co., Ltd. Warrants**        30,600          73
                                                        -----------
TOTAL THAILAND                                            2,098,482
                                                        -----------
TOTAL EQUITIES
 (Cost $59,432,558)                                      30,882,295
                                                        -----------

--------------------------------------------------------------------------------
MATTHEWS PACIFIC TIGER FUND              SCHEDULE OF INVESTMENTS AUGUST 31, 1998
--------------------------------------------------------------------------------

                                                  SHARES      VALUE
                                                 --------- -----------

TOTAL INVESTMENTS - 98.15%
 (Cost $59,432,558*)                                       $30,882,295
                                                           -----------
CASH AND OTHER ASSETS, LESS LIABILITIES - 1.85%                582,184
                                                           -----------
NET ASSETS - 100%                                          $31,464,479
                                                           ===========

  * Cost for Federal income tax purposes is $59,432,558 and net unrealized depreciation consists of:

   Gross unrealized appreciation......................... $     89,664
   Gross unrealized depreciation.........................  (28,639,927)
                                                          ------------
     Net unrealized depreciation......................... $(28,550,263)
                                                          ============

 ** Non-income producing security
*** As a percentage of net assets as of August 31, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND
                                         SCHEDULE OF INVESTMENTS AUGUST 31, 1998
--------------------------------------------------------------------------------


                                                      SHARES      VALUE
                                                     ----------- ----------

EQUITIES - 3.83%****
HONG KONG - 2.85%
Peregrine Investments Holdings, Ltd.                    64,000  $        0
Shandong Huaneng Power Co., Ltd. ADR                    10,000      36,250
South China Morning Post (Holdings), Ltd.               96,000      31,590
Wharf (Holdings), Ltd.                                  50,000      47,747
                                                                ----------
TOTAL HONG KONG                                                    115,587
                                                                ----------
MALAYSIA - 0.06%
Renong Berhad Warrants**                                40,000         765
United Engineers (Malaysia) Berhad**                     8,624       1,813
                                                                ----------
TOTAL MALAYSIA                                                       2,578
                                                                ----------
THAILAND - 0.25%
Srithai Superware Public Co., Ltd.**                    88,000      10,081
Tipco Asphalt Co., Ltd. Warrants**                       3,500           9
                                                                ----------
TOTAL THAILAND                                                      10,090
                                                                ----------
TAIWAN - 0.67%
Ton Yi Industrial Corp.**                               59,183      27,338
                                                                ----------
TOTAL EQUITIES
 (Cost $874,844)                                                   155,593
                                                                ----------

                                                    FACE AMOUNT
                                                    -----------
INTERNATIONAL DOLLAR BONDS - 93.09%
HONG KONG - 34.55%
Goldlion Capital (B.V.I.)
 4.875%, 02/01/99                                   $  150,000     141,750
Shangri-La Asia Capital, Ltd.
 2.875%, 12/16/00                                      180,000     131,850
Hong Kong & Shanghai Hotels Overseas Finance, Ltd.
 5.000%, 01/06/01                                      150,000     131,250
Paul Y. - ITC Construction Holdings, Ltd.
 5.000%, 02/03/01                                      140,000      65,800
Hong Kong Land Co.
 4.000%, 02/23/01                                      150,000     132,750
New World Infrastructure, Ltd.
 5.000%, 07/15/01                                      150,000      96,375
Qingling Motors, Ltd.***
 3.500%, 01/22/02                                      300,000      85,500
First Pacific Capital, Ltd.
 2.000%, 03/27/02                                      250,000     208,125
Guangdong Investment, Ltd.***
 3.250%, 04/07/03                                       70,000      37,800
Zhenhai Refining & Chemical Co., Ltd.
 3.000%, 12/19/03                                      200,000     181,000

                                                 FACE AMOUNT   VALUE
                                                 ----------- ----------

Huaneng Power International Public Co., Ltd.
 1.750%, 05/21/04                                $  200,000  $  141,000
Regal Hotels International Holdings, Ltd.
 5.250%, 12/13/08                                    95,000      50,350
                                                             ----------
TOTAL HONG KONG                                               1,403,550
                                                             ----------
INDONESIA - 5.45%
Asia Pulp & Paper Global Finance V, Ltd.
 2.000%, 07/25/00                                   150,000      93,000
PT Indocement
 2.00%, 02/27/06                                    260,000     128,700
                                                             ----------
TOTAL INDONESIA                                                 221,700
                                                             ----------
PHILIPPINES - 9.94%
Metro Pacific Capital, Ltd.
 2.500%, 04/11/03                                    60,000      46,500
JG Summit (Cayman), Ltd.
 3.500%, 12/23/03                                    80,000      39,800
International Container Terminal Services, Inc.
 1.750%, 03/13/04                                   150,000     119,625
FDC Capital Cayman
 2.500%, 05/15/06                                    90,000      66,375
Philippine Long Distance Telephone Co.
 3.500%, 12/31/49                                   290,000     131,587
                                                             ----------
TOTAL PHILIPPINES                                               403,887
                                                             ----------
SOUTH KOREA - 16.44%
SK Corp.
 3.000%, 12/31/01                                    34,000      46,750
Republic of Korea
 8.750%, 04/15/03                                   200,000     163,260
Samsung Display Devices Co.
 0.250%, 03/12/06                                   100,000      82,500
Samsung Electronics Co.
 0.250%, 12/31/06                                   160,000     137,200
Daewoo Corp.**
 0.000%, 12/31/07                                   100,000      74,500
LG Electronics, Inc.
 0.250%, 12/31/07                                   250,000     163,750
                                                             ----------
TOTAL SOUTH KOREA                                               667,960
                                                             ----------
TAIWAN - 19.42%
Nan Ya Plastics Corp.
 1.750%, 07/19/01                                    80,000      86,200
Yageo Corp.
 1.250%, 07/24/03                                    80,000      96,000
Compal Electronics, Inc.***
 1.000%, 11/21/03                                   100,000     247,500

--------------------------------------------------------------------------------
MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND
                                         SCHEDULE OF INVESTMENTS AUGUST 31, 1998
--------------------------------------------------------------------------------

                                                    FACE AMOUNT    VALUE
                                                    ----------- -----------

Walsin Lihwa Corp.
 3.250%, 06/16/04                                   $  120,000  $    87,600
Ritek Corp.
 0.250%, 03/27/05                                      200,000      181,500
Acer Peripherals, Inc.
 1.250%, 11/27/06                                       80,000       90,000
                                                                -----------
TOTAL TAIWAN                                                        788,800
                                                                -----------
THAILAND - 7.29%
Robinson Department Store Public Co., Ltd.
 4.250%, 04/07/04                                       50,000        8,750
Tipco Asphalt, Co.
 2.750%, 09/19/06                                      200,000      144,000
Kingdom of Thailand
 7.750%, 04/15/07                                      210,000      143,493
                                                                -----------
TOTAL THAILAND                                                      296,243
                                                                -----------
TOTAL INTERNATIONAL DOLLAR BONDS (Cost $4,698,259)                3,782,140
                                                                -----------
TOTAL INVESTMENTS - 96.92%
 (Cost $5,573,103*)                                               3,937,733
                                                                -----------
CASH AND OTHER ASSETS, LESS LIABILITIES - 3.08%                     124,964
                                                                -----------
NET ASSETS - 100%                                               $ 4,062,697
                                                                ===========

   * Cost for Federal income tax purposes is $5,573,103 and net unrealized depreciation consists of:

   Gross unrealized appreciation............................... $   126,484
   Gross unrealized depreciation...............................  (1,761,854)
                                                                -----------
     Net unrealized depreciation............................... $(1,635,370)
                                                                ===========

  ** Non-income producing security
 *** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1998, the value of these securities amounted to $370,800 or 9.13% of net assets.
**** As a percentage of net assets as of August 31, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS KOREA FUND                      SCHEDULE OF INVESTMENTS AUGUST 31, 1998
--------------------------------------------------------------------------------

                                       SHARES     VALUE
                                      -------- ------------
EQUITIES - SOUTH KOREA - 101.38%***
Dae Duck Electronics Co.                45,050 $  2,268,344
Dae Duck Industries                     40,000    1,629,025
Daehan City Gas Co.                     31,460      510,162
Dongwon Securities Co.                 173,880      641,186
Global & Yuasa Battery Co.              35,060    1,056,602
Han Kuk Carbon Co., Ltd.                45,916    1,030,173
Han Kuk Paper Manufacturing Co.         90,180      704,479
Hanjin Heavy Industries                700,910    2,600,190
Hankook Synthetics, Inc.**              21,000      368,530
Hankook Tire Manufacturing Co.         400,900      733,227
Hanmi Pharmaceutical Industrial Co.     30,024      552,459
Honam Petrochemical Corp.              145,200      887,004
Housing & Commercial Bank, Korea       350,087      933,219
Hyundai Heavy Industries                87,004    1,497,847
Hyundai Merchant Marine                100,800      742,658
Hyundai Motor Co., Ltd.                 90,380      910,157
Keum Kang, Ltd.                         48,150      427,841
Kolon Chemical Co.                      66,020      840,832
Kookmin Bank**                         500,333    1,378,184
Korea Electric Power Corp.             397,100    5,116,280
Korea Electric Terminal Co.             24,000      657,534
Korea Fine Chemical Co.                 17,520      377,513
Korean Air**                           300,775      893,082
LG Cable & Machinery                   420,170    1,129,372
LG Chemical, Ltd.                      450,640    2,669,469
LG Electronics, Inc.                   365,950    2,926,514
LG Information & Communication, Ltd.   100,295    1,700,670
LG Insurance Co., Ltd.                  37,000      808,219
Lotte Chilsung Beverage Co.             35,290      972,075
Lotte Confectionery Co.                 34,010    1,636,911
Medison Co., Ltd.                      216,270    1,745,533
Mirae Co.                              700,227      998,102
Nong Shim Co., Ltd.                     42,470    1,663,578
Oriental Fire & Marine Insurance       176,640      553,921
Ottogi Corp.                            44,000      518,030
Pacific Corp.                          157,710    1,424,703
Pohang Iron & Steel Co., Ltd.           19,690      648,800
Pusan City Gas Co., Ltd.               110,000    1,629,025
S1 Corp.                                20,099    2,232,416
Saehan Precision Co.                    64,000      706,108

                                                     SHARES       VALUE
                                                   ----------- ------------
Samsung Display Devices Co.                          120,782   $  3,130,224
Samsung Electronics Co.                              150,059      4,989,001
Samsung Fire & Marine Insurance                       20,002      3,702,701
Samsung Securities Co., Ltd.                         300,081      1,633,169
Seoul City Gas Co., Ltd.                              60,160        873,110
Shinhung Co.                                          45,270        362,026
Shinsegae Department Store Co.                       145,260      1,328,367
Sindo Ricoh Co.                                       84,440      1,932,021
SK Corp.                                             280,550      1,717,991
SK Telecom Co., Ltd.                                     464        151,525
Suheung Capsule                                       35,050        417,849
Youngone Corp.                                        14,650        401,370
Yukong, Ltd.**                                       250,000        343,750
                                                               ------------
TOTAL EQUITIES
 (Cost $85,474,060)                                              71,703,078
                                                               ------------

                                                   FACE AMOUNT
                                                   -----------
INTERNATIONAL DOLLAR BONDS
 (NOTE 1-A) - 0.25%
Samsung Electronics Co.
 0.25%, 12/31/06                                    $210,000        180,075
                                                               ------------
TOTAL INTERNATIONAL DOLLAR BONDS
 (Cost $198,892)                                                    180,075
                                                               ------------
TOTAL INVESTMENTS - 101.63%
 (Cost $85,672,952*)                                             71,883,153
                                                               ------------
LIABILITIES, LESS CASH AND OTHER ASSETS - (1.63%)                (1,152,494)
                                                               ------------
NET ASSETS - 100%                                              $ 70,730,659
                                                               ============

  * Cost for Federal income tax purposes is $85,672,952 and net unrealized depreciation consists of:

   Gross unrealized appreciation.................................. $  2,410,832
   Gross unrealized depreciation..................................  (16,200,631)
                                                                   ------------
     Net unrealized depreciation.................................. $(13,789,799)
                                                                   ============

 ** Non-income producing security
*** As a percentage of net assets as of August 31, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS DRAGON CENTURY CHINA FUND       SCHEDULE OF INVESTMENTS AUGUST 31, 1998
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          --------- -----------
EQUITIES - HONG KONG - 97.19%***
Beijing Datang Power Generation Co., Ltd.                   302,000 $    47,546
Beijing Enterprises Holdings, Ltd.                           40,000      32,778
Beijing North Star Co., Ltd.                                212,000      25,716
CATIC Shenzhen Holdings, Ltd.                               958,000      46,978
Cheung Kong Infrastructure Holdings                          50,000      87,106
China Pharmaceutical Enterprise and Investment Corp.,
 Ltd.                                                       834,000      51,660
China Resources Enterprises, Ltd.                            70,000      50,586
China Telecom (Hong Kong), Ltd.**                            56,000      73,711
China Vanke Co., Ltd. B Shares                              257,373      73,068
Citic Pacific, Ltd.                                          36,000      45,992
Eastern Communications Co., Ltd. B Shares                    68,000      24,888
First Tractor Co., Ltd.                                     247,000      43,987
Founder Hong Kong, Ltd.                                     139,542      23,950
Guangdong Electric Power Development Co., Ltd. B Shares     305,396      85,520
Guangdong Kelon Electric Holdings Co., Ltd.                 171,000      86,061
Guangzhou Pharmaceutical Co., Ltd.**                      1,000,000      81,299
Huaneng Power International, Inc. ADR**                       4,700      30,550
Huangshan Tourism Development Co., Ltd. B Shares             84,000      18,648
Legend Holdings, Ltd.                                       338,000      60,628
Nanjing Posts & Telecommunications Equipment Co., Ltd. B
 Shares                                                     296,000      43,927
New World Infrastructure, Ltd.**                             85,000      48,537

                                                       SHARES      VALUE
                                                      --------- -----------
Ng Fung Hong, Ltd.                                      102,000  $   55,612
Qingling Motors Co.                                     520,000      63,078
Shanghai Industrial Holdings, Ltd.                       37,000      49,657
Shanghai New Asia Group Co., Ltd. B Shares**            337,480      43,197
Shenzhen Chiwan Wharf Holdings, Ltd. B Shares           226,000      30,623
Stone Electronic Technology                             710,000      44,895
Tianjin Development Holdings, Ltd.**                    106,000      45,824
Wuxi Little Swan Co., Ltd. B Shares                     170,400      70,146
Zhejiang Southeast Electric Power Co., Ltd. B Shares    281,000      45,522
                                                                -----------
TOTAL EQUITIES
 (Cost $3,418,238)                                                1,531,690
                                                                -----------
TOTAL INVESTMENTS - 97.19%
 (Cost $3,418,238*)                                               1,531,690
                                                                -----------
CASH AND OTHER ASSETS, LESS LIABILITIES - 2.81%                      44,304
                                                                -----------
NET ASSETS - 100%                                               $ 1,575,994
                                                                ===========

  * Cost for Federal income tax purposes is $3,418,238 and net unrealized depreciation consists of:

   Gross unrealized appreciation................................... $         0
   Gross unrealized depreciation...................................  (1,886,548)
                                                                    -----------
     Net unrealized depreciation................................... $(1,886,548)
                                                                    ===========

 ** Non-income producing security
*** As a percentage of net assets as of August 31, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                             AUGUST 31, 1998
--------------------------------------------------------------------------------

                                          MATTHEWS                   MATTHEWS
                             MATTHEWS       ASIAN                     DRAGON
                             PACIFIC     CONVERTIBLE    MATTHEWS      CENTURY
                              TIGER      SECURITIES      KOREA         CHINA
                               FUND         FUND          FUND         FUND
                           ------------  -----------  ------------  -----------
ASSETS:
 Investments, at value
  (Cost $59,432,558,
  $5,573,103, $85,672,952
  and $3,418,238,
  respectively)..........  $ 30,882,295  $ 3,937,733  $ 71,883,153  $ 1,531,690
 Cash....................       253,240      129,835     2,475,618       78,723
 Dividends and interest
  receivable.............       132,014       59,473        10,093        3,190
 Receivable for
  securities sold........     1,365,880            0             0            0
 Receivable for capital
  shares sold............       108,380          500       357,600            0
 Deferred organization
  costs (Note 1-E).......         6,957        6,957         4,517       13,812
 Due from Advisor (Note
  2).....................        25,349        8,400             0            0
 Other assets............         2,845          400        25,039            0
                           ------------  -----------  ------------  -----------
 Total assets............    32,776,960    4,143,298    74,756,020    1,627,415
                           ------------  -----------  ------------  -----------
LIABILITIES:
 Payable for securities
  purchased..............       185,563            0       952,579            0
 Payable for capital
  shares redeemed........     1,089,470       68,125     2,934,577        6,696
 Due to Advisor (Note
  2).....................             0            0        72,488       29,819
 Accrued expenses........        37,414       12,476        64,755       14,906
 Accrued distribution
  expense................            34            0           962            0
                           ------------  -----------  ------------  -----------
 Total liabilities.......     1,312,481       80,601     4,025,361       51,421
                           ------------  -----------  ------------  -----------
NET ASSETS...............  $ 31,464,479  $ 4,062,697  $ 70,730,659  $ 1,575,994
                           ============  ===========  ============  ===========
CLASS I SHARES:
 Net assets (Applicable
  to 7,689,150, 621,136,
  32,886,364 and 361,577
  shares of beneficial
  interest issued and
  outstanding,
  respectively, unlimited
  number of shares
  authorized with a
  $0.001 par value)......  $ 31,318,715  $ 4,062,697  $ 66,607,277  $ 1,575,994
                           ============  ===========  ============  ===========
 Net asset value,
  offering price and
  redemption price per
  Class I share..........  $       4.07  $      6.54  $       2.03  $      4.36
                           ============  ===========  ============  ===========
CLASS A SHARES:*
 Net assets (Applicable
  to 35,793, 0, 2,046,589
  and 0 shares of
  beneficial interest
  issued and outstanding,
  respectively, unlimited
  number of shares
  authorized with a
  $0.001 par value)......  $    145,764          N/A  $  4,123,382  $         0
                           ============  ===========  ============  ===========
 Net asset value and
  redemption price per
  Class A share..........  $       4.07          N/A  $       2.01          N/A
                           ============  ===========  ============  ===========
 Offering price per Class
  A share (Net asset
  value / 0.9505)........  $       4.28          N/A  $       2.11          N/A
                           ============  ===========  ============  ===========
NET ASSETS CONSIST OF:
Capital paid-in..........  $ 70,648,632  $ 6,487,385  $ 98,314,082  $ 3,686,805
Accumulated undistributed
 net investment income...        75,013       14,166             0       37,836
Accumulated net realized
 loss on investments.....   (10,708,903)    (803,484)  (13,793,624)    (262,099)
Net unrealized
 depreciation on
 investments and foreign
 currency related
 transactions............   (28,550,263)  (1,635,370)  (13,789,799)  (1,886,548)
                           ------------  -----------  ------------  -----------
                           $ 31,464,479  $ 4,062,697  $ 70,730,659  $ 1,575,994
                           ============  ===========  ============  ===========

* At August 31, 1998, the Matthews Asian Convertible Securities Fund did not offer Class A shares.
N/A -- Not Applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      for the year ended AUGUST 31, 1998
--------------------------------------------------------------------------------

                                          MATTHEWS                   MATTHEWS
                             MATTHEWS       ASIAN                     DRAGON
                             PACIFIC     CONVERTIBLE    MATTHEWS      CENTURY
                              TIGER      SECURITIES      KOREA         CHINA
                               FUND         FUND          FUND         FUND*
                           ------------  -----------  ------------  -----------
INVESTMENT INCOME:
 Dividends (net of
  foreign tax withheld
  of $47,559, $1,658,
  $94,038 and $0,
  respectively)..........  $    922,436  $    60,218  $    477,155  $    63,016
 Interest................        72,641      103,455        95,884        6,606
                           ------------  -----------  ------------  -----------
   Total investment
    income...............       995,077      163,673       573,039       69,622
                           ------------  -----------  ------------  -----------
EXPENSES:
 Investment advisory
  fees (Note 2)..........       451,119       48,161       640,716       15,893
 Recovery of reimbursed
  expenses (Note 2)......        56,770            0       237,854            0
 Distribution expenses...           352            0         8,665            0
 Transfer agent fees.....        60,286       27,476        70,119       16,683
 Administration fees.....        34,566       30,649        39,772       22,432
 Accounting fees.........        46,585       30,833        32,796       21,354
 Professional fees.......        26,502        2,745        48,594        1,700
 Custodian fees..........       170,327       10,781       157,594       11,460
 Directors fees (Note
  2).....................         4,375        4,375         4,375        1,880
 Insurance expense.......        10,018        1,312         3,044            0
 Amortization of
  organization costs
  (Note 1-E).............         6,734        6,734         3,124        1,397
 Printing expense........        15,535        1,432        19,358        1,499
 Registration expenses...        61,501       15,927        64,003       29,976
 Other expenses..........         1,500          400         1,000          250
                           ------------  -----------  ------------  -----------
   Total expenses........       946,170      180,825     1,331,014      124,524
 Expenses reimbursed and
  waived (Note 2)........       (89,019)     (89,320)      (14,689)     (92,738)
                           ------------  -----------  ------------  -----------
   Net expenses..........       857,151       91,505     1,316,325       31,786
                           ------------  -----------  ------------  -----------
NET INVESTMENT INCOME
 (LOSS)..................       137,926       72,168      (743,286)      37,836
                           ------------  -----------  ------------  -----------
REALIZED AND UNREALIZED
 LOSS ON INVESTMENTS AND
 FOREIGN CURRENCY RELATED
 TRANSACTIONS:
 Net realized loss on
  investments............   (10,221,266)    (547,729)  (12,068,659)    (261,226)
 Net realized loss on
  foreign currency
  related transactions...      (434,661)      (1,001)   (1,143,690)        (873)
 Net change in
  unrealized
  depreciation on
  investments and
  foreign currency
  related transactions...   (27,390,703)  (1,847,576)  (13,075,569)  (1,886,548)
                           ------------  -----------  ------------  -----------
 Net realized and
  unrealized loss on
  investments and
  foreign currency
  related transactions...   (38,046,630)  (2,396,306)  (26,287,918)  (2,148,647)
                           ------------  -----------  ------------  -----------
NET DECREASE IN NET
 ASSETS FROM OPERATIONS..  $(37,908,704) $(2,324,138) $(27,031,204) $(2,110,811)
                           ============  ===========  ============  ===========

* The Fund commenced operations on February 19, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           MATTHEWS ASIAN
                                 MATTHEWS PACIFIC            CONVERTIBLE
                                    TIGER FUND             SECURITIES FUND
                             -------------------------  -----------------------
                                 YEAR         YEAR         YEAR         YEAR
                                ENDED         ENDED        ENDED       ENDED
                              AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                 1998         1997         1998         1997
                             ------------  -----------  -----------  ----------
OPERATIONS:
 Net investment income.....  $    137,926  $   109,773  $    72,168  $   44,739
 Net realized gain (loss)
  on investments and
  foreign currency related
  transactions.............   (10,655,927)     376,659     (548,730)    308,176
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and foreign
  currency related
  transactions.............   (27,390,703)  (1,348,057)  (1,847,576)    221,863
                             ------------  -----------  -----------  ----------
 Net increase (decrease) in
  net assets from
  operations...............   (37,908,704)    (861,625)  (2,324,138)    574,778
                             ------------  -----------  -----------  ----------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
 Net investment income:
 Class I...................      (109,051)     (19,824)     (56,200)    (44,739)
 Class A...................          (508)         N/A          N/A         N/A
 Realized gains on
  investments:
 Class I...................      (490,577)     (69,727)    (560,367)    (86,133)
 Class A...................        (2,286)         N/A          N/A         N/A
                             ------------  -----------  -----------  ----------
 Net decrease in net assets
  resulting from
  distributions............      (602,422)     (89,551)    (616,567)   (130,872)
                             ------------  -----------  -----------  ----------
CAPITAL SHARE TRANSACTIONS
 (NET):
 Class I...................    26,084,128   27,450,272      837,410   2,449,726
 Class A...................       244,324          N/A          N/A         N/A
                             ------------  -----------  -----------  ----------
 Increase in net assets
  derived from capital
  share transactions.......    26,328,452   27,450,272      837,410   2,449,726
                             ------------  -----------  -----------  ----------
 Total increase (decrease)
  in net assets............   (12,182,674)  26,499,096   (2,103,295)  2,893,632
NET ASSETS:
 Beginning of period.......    43,647,153   17,148,057    6,165,992   3,272,360
                             ------------  -----------  -----------  ----------
 End of period (including
  undistributed net
  investment income of
  $75,013, $109,395,
  $14,166 and $0,
  respectively)............  $ 31,464,479  $43,647,153  $ 4,062,697  $6,165,992
                             ============  ===========  ===========  ==========


N/A -- Not Applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     MATTHEWS
                                            MATTHEWS KOREA        DRAGON CENTURY
                                                 FUND               CHINA FUND
                                       -------------------------  --------------
                                           YEAR         YEAR          PERIOD
                                          ENDED         ENDED         ENDED
                                        AUGUST 31,   AUGUST 31,     AUGUST 31,
                                           1998         1997          1998 *
                                       ------------  -----------  --------------
OPERATIONS:
 Net investment income (loss)........  $   (743,286) $  (106,541)  $    37,836
 Net realized loss on investments and
  foreign currency related
  transactions.......................   (13,212,349)    (449,242)     (262,099)
 Net change in unrealized
  depreciation on investments and
  foreign currency related
  transactions.......................   (13,075,569)    (175,375)   (1,886,548)
                                       ------------  -----------   -----------
 Net decrease in net assets from
  operations.........................   (27,031,204)    (731,158)   (2,110,811)
                                       ------------  -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income:
 Class I.............................             0            0             0
 Class A.............................             0          N/A             0
 Realized gains on investments:
 Class I.............................             0            0             0
 Class A.............................             0          N/A             0
                                       ------------  -----------   -----------
 Net decrease in net assets resulting
  from distributions.................             0            0             0
                                       ------------  -----------   -----------
CAPITAL SHARE TRANSACTIONS (NET):
 Class I.............................    73,040,728   17,365,849     3,686,805
 Class A.............................     5,365,114          N/A             0
                                       ------------  -----------   -----------
 Increase in net assets derived from
  capital share transactions.........    78,405,842   17,365,849     3,686,805
                                       ------------  -----------   -----------
 Total increase in net assets........    51,374,638   16,634,691     1,575,994
NET ASSETS:
 Beginning of period.................    19,356,021    2,721,330             0
                                       ------------  -----------   -----------
 End of period (including
  undistributed net investment income
  of $0, $0 and $37,836,
  respectively)......................  $ 70,730,659  $19,356,021   $ 1,575,994
                                       ============  ===========   ===========


* The Fund commenced operations on February 19, 1998.
N/A -- Not Applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                             MATTHEWS PACIFIC
                                                TIGER FUND
                          ---------------------------------------------------------------
                            PERIOD             YEAR         YEAR       YEAR      PERIOD
                            ENDED             ENDED        ENDED      ENDED      ENDED
                          AUGUST 31,        AUGUST 31,   AUGUST 31, AUGUST 31, AUGUST 31,
                            1998/5/            1998         1997       1996      1995/4/
                            CLASS A          CLASS I      CLASS I    CLASS I     CLASS I
                          ----------        ----------   ---------- ---------- ----------
Net Asset Value,
 beginning of period....   $ 10.84           $ 11.30      $ 10.81    $  9.77    $ 10.00
                           -------           -------      -------    -------    -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income..      0.03/6/           0.02/6/      0.02       0.01       0.02
 Net realized gain
  (loss) and unrealized
  appreciation
  (depreciation) on
  investments and
  foreign currency......     (6.73)            (7.18)        0.50       1.03      (0.23)
                           -------           -------      -------    -------    -------
   Total from investment
    operations..........     (6.70)            (7.16)        0.52       1.04      (0.21)
                           -------           -------      -------    -------    -------
 LESS DISTRIBUTIONS
  FROM:
 Net investment income..     (0.01)            (0.01)       (0.01)      0.00      (0.02)
 Net realized gains on
  investments...........     (0.06)            (0.06)       (0.02)      0.00       0.00
                           -------           -------      -------    -------    -------
   Total distributions..     (0.07)            (0.07)       (0.03)      0.00      (0.02)
                           -------           -------      -------    -------    -------
Net Asset Value, end of
 period.................   $  4.07           $  4.07      $ 11.30    $ 10.81    $  9.77
                           =======           =======      =======    =======    =======
TOTAL RETURN............   (61.87%)/2/,/3/   (63.43%)       4.75%     10.64%     (2.07%)/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in 000's).....   $   146           $31,319      $43,647    $17,148    $ 1,082
 Ratio of expenses to
  average net assets
  before reimbursement
  and waiver of expenses
  by Advisor and
  Administrator.........    11.99%/1/          2.06%        1.97%      4.35%     25.95%/1/
 Ratio of expenses to
  average net assets
  after reimbursement
  and waiver of expenses
  by Advisor and
  Administrator (Note
  2)....................     1.91%/1/          1.90%        1.90%      1.90%      2.17%/1/
 Ratio of net investment
  income (loss) to
  average net assets
  before reimbursement
  and waiver of expenses
  by Advisor and
  Administrator.........    (9.61%)/1/         0.14%        0.20%     (2.13%)   (23.41%)/1/
 Ratio of net investment
  income (loss) to
  average net assets
  after reimbursement
  and waiver of expenses
  by Advisor and
  Administrator.........     0.47%/1/          0.30%        0.27%      0.32%      0.36%/1/
 Portfolio turnover.....    73.09%            73.09%       70.73%    124.69%     92.53%/2/

/1/Annualized
/2/Not annualized
/3/Total return calculation does not reflect sales load.
/4/Class I commenced operations on September 13, 1994.
/5/Class A commenced operations on October 9, 1997.
/6/Calculated using the average shares method.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                           MATTHEWS ASIAN CONVERTIBLE
                                                SECURITIES FUND
                                  --------------------------------------------
                                     YEAR       YEAR       YEAR      PERIOD
                                    ENDED      ENDED      ENDED       ENDED
                                  AUGUST 31, AUGUST 31, AUGUST 31, AUGUST 31,
                                     1998       1997       1996      1995/3/
                                  ---------- ---------- ---------- -----------
Net Asset Value, beginning of
 period..........................  $ 11.71     $10.53     $ 9.88   $     10.00
                                   -------     ------     ------   -----------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income...........     0.13       0.10       0.25          0.23
 Net realized gain (loss) and
  unrealized appreciation
  (depreciation) on investments
  and foreign currency...........    (4.15)      1.42       0.75         (0.14)
                                   -------     ------     ------   -----------
   Total from investment
    operations...................    (4.02)      1.52       1.00          0.09
                                   -------     ------     ------   -----------
 LESS DISTRIBUTIONS FROM:
 Net investment income...........    (0.10)     (0.10)     (0.26)        (0.21)
 Net realized gains on
  investments....................    (1.05)     (0.24)     (0.09)         0.00
                                   -------     ------     ------   -----------
   Total distributions...........    (1.15)     (0.34)     (0.35)        (0.21)
                                   -------     ------     ------   -----------
Net Asset Value, end of period...  $  6.54     $11.71     $10.53   $      9.88
                                   =======     ======     ======   ===========
TOTAL RETURN.....................  (35.27%)    14.67%     10.24%      0.89%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in
  000's).........................  $ 4,063     $6,166     $3,272   $       863
 Ratio of expenses to average net
  assets before reimbursement and
  waiver of expenses by Advisor
  and Administrator..............    3.76%      4.45%      8.73%     23.11%/1/
 Ratio of expenses to average net
  assets after reimbursement and
  waiver of expenses by Advisor
  and Administrator (Note 2).....    1.90%      1.90%      1.85%      2.26%/1/
 Ratio of net investment loss to
  average net assets before
  reimbursement and waiver of
  expenses by Advisor and
  Administrator..................   (0.36%)    (1.55%)    (4.13%)  (18.68%)/1/
 Ratio of net investment income
  (loss) to average net assets
  after reimbursement and waiver
  of expenses by Advisor and
  Administrator..................    1.50%      1.00%      2.75%      2.17%/1/
 Portfolio turnover..............   54.67%     50.20%     88.16%    121.63%/2/

/1/Annualized
/2/Not annualized
/3/The Fund commenced operations on September 13, 1994.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                              MATTHEWS DRAGON
                                              MATTHEWS KOREA                                   CENTURY CHINA
                                                   FUND                                            FUND
                          ----------------------------------------------------------------    ---------------
                            PERIOD             YEAR       YEAR          YEAR      PERIOD          PERIOD
                            ENDED             ENDED      ENDED         ENDED      ENDED            ENDED
                          AUGUST 31,        AUGUST 31, AUGUST 31,    AUGUST 31, AUGUST 31,      AUGUST 31,
                           1998/6/             1998       1997          1996     1995/5/          1998/7/
                          ----------        ---------- ----------    ---------- ----------      ----------
                           CLASS A           CLASS I    CLASS I       CLASS I    CLASS I          CLASS I
                          ----------        ---------- ----------    ---------- ----------    ---------------
Net Asset Value,
 beginning of period....   $   5.32          $   6.19   $   7.23      $   9.13   $  10.00        $  10.00
                           --------          --------   --------      --------   --------        --------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income
  (loss)................      (0.04)            (0.03)     (0.04)/4/     (0.07)      0.08            0.10
 Net realized gain
  (loss) and unrealized
  appreciation
  (depreciation) on
  investments and
  foreign currency......      (3.27)            (4.13)     (1.00)/4/     (1.75)     (0.95)          (5.74)
                           --------          --------   --------      --------   --------        --------
   Total from investment
    operations..........      (3.31)            (4.16)     (1.04)        (1.82)     (0.87)          (5.64)
                           --------          --------   --------      --------   --------        --------
 LESS DISTRIBUTIONS
  FROM:
 Net investment income..       0.00              0.00       0.00          0.00       0.00            0.00
 Net realized gains on
  investments...........       0.00              0.00       0.00         (0.08)      0.00            0.00
                           --------          --------   --------      --------   --------        --------
   Total distributions..       0.00              0.00       0.00         (0.08)      0.00            0.00
                           --------          --------   --------      --------   --------        --------
Net Asset Value, end of
 period.................   $   2.01          $   2.03   $   6.19      $   7.23   $   9.13        $   4.36
                           ========          ========   ========      ========   ========        ========
TOTAL RETURN............    (62.03%)/2/,/3/   (67.21%)   (14.38%)      (20.11%)    (8.70%)/2/     (56.40%)/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in 000's).....   $  4,123          $ 66,607   $ 19,356      $  2,721   $    504        $  1,576
 Ratio of expenses to
  average net assets
  before reimbursement
  and waiver of expenses
  by Advisor and
  Administrator.........      2.97% /1/         2.07%      2.90%        11.36%     42.87% /1/      7.84% /1/
 Ratio of expenses to
  average net assets
  after reimbursement
  and waiver of expenses
  by Advisor and
  Administrator (Note
  2)....................      2.68% /1/         2.06%      2.50%         2.23%      0.24% /1/       2.00% /1/
 Ratio of net investment
  loss to average net
  assets before
  reimbursement and
  waiver of expenses by
  Advisor and
  Administrator.........     (2.03%)/1/        (1.13%)    (1.81%)      (10.44%)   (41.79%)/1/      (3.45%)/1/
 Ratio of net investment
  income (loss) to
  average net assets
  after reimbursement
  and waiver of expenses
  by Advisor and
  Administrator.........     (1.74%)/1/        (1.12%)    (1.41%)       (1.31%)     0.84% /1/       2.38% /1/
 Portfolio turnover.....     94.01%            94.01%    112.68%       139.71%     42.16% /2/      11.84% /2/

/1/Annualized
/2/Not annualized
/3/Total return calculation does not reflect sales load.
/4/Calculated using the average shares method.
/5/The Korea Fund Class I commenced operations on January 3, 1995.
/6/The Korea Fund Class A commenced operations on October 9, 1997.
/7/The Dragon Century China Fund Class I commenced operations on February 19,
  1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS--NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Matthews International Funds (the "Company") is an open-end investment management company registered under the Investment Company Act of 1940, as amended, as a series company. The Company currently consists of four separate investment series (each a "Fund" and collectively, the "Funds"): Matthews Pacific Tiger Fund, Matthews Asian Convertible Securities Fund, Matthews Korea Fund and Matthews Dragon Century China Fund. The Matthews Pacific Tiger Fund, Matthews Korea Fund and Matthews Dragon Century China Fund currently offer two classes of shares: Class I shares and Class A shares. Effective September 1, 1998, the Matthews Dragon Century China Fund will not offer Class A shares to investors at this time. The classes offered have different sales charges and other expenses which may affect performance. At August 31, 1998, the Matthews Dragon Century China Fund Class A shares had no assets. The Matthews Pacific Tiger Fund, Matthews Korea Fund and Matthews Dragon Century China Fund seek to maximize capital appreciation by investing, under normal circumstances, at least 65% of their total assets in equity securities of Pacific Tiger economies, South Korean companies and Chinese companies, respectively. Pacific Tiger economies include Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand and China. The Matthews Asian Convertible Securities Fund seeks capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in convertible securities of Asian economies. Asian economies include Hong Kong, Japan, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand, China and India. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

 A. SECURITY VALUATION: Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. All other securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

 The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. International dollar bonds are issued offshore, pay interest and principal in U.S. dollars, and are denominated in U.S. dollars.

 Portfolio securities traded on a foreign exchange are generally valued at the respective current prevailing exchange rates. The securities' values are translated into U.S. dollars using these rates. If subsequent to the time a rate has been established and it has been determined to have materially changed, the fair value of those securities, (considering the changing conditions) will be determined by (or under the direction of) the Funds' Board of Trustees.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS--NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998
--------------------------------------------------------------------------------

 Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.

 B. RISKS ASSOCIATED WITH FOREIGN SECURITIES: Investments by the Funds in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

 C. FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended August 31, 1998. Therefore, no Federal income tax provision is required.

 D. DETERMINATION OF GAINS OR LOSSES ON SALES OF SECURITIES: Gains or losses on the sale of securities are determined on the identified cost basis.

 E. ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations. In the event that any of the initial shares are redeemed during the period of amortization of the Funds' organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.

 F. DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of Matthews Asian Convertible Securities Fund to distribute net investment income on a semi-annual basis and capital gains, if any, annually. Matthews Pacific Tiger Fund, Matthews Korea Fund and Matthews Dragon Century China Fund distribute net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes. On August 31, 1998 the Matthews Pacific Tiger Fund reclassified $62,749 from accumulated net investment income to accumulated net realized loss, the Matthews Asian Convertible Securities Fund reclassified $1,802 from accumulated net investment income to accumulated net realized loss, and the Matthews Korea Fund reclassified $743,286 from accumulated net investment loss, and $64,077 from accumulated net realized loss, to paid-in capital. These reclassifications had no effect on net assets.

 G. FUND AND CLASS ALLOCATIONS: The Fund accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund are charged to the Fund while general expenses are allocated pro-rata among the Funds based on net asset value. Income, expenses (other

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS--NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998
--------------------------------------------------------------------------------

 than class specific expenses), and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative proportion of net assets of each class.

 H. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

 I. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded on the accrual basis and dividend income on the ex-dividend date.

 J. CAPITAL SHARE TRANSACTIONS: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Class A Shares are sold with a front-end sales charge of 4.95%. Transactions in shares of beneficial interest were as follows:

                                                         MATTHEWS
                                                    PACIFIC TIGER FUND
                         -----------------------------------------------------------------------------
                                              CLASS I                                 CLASS A
                         ----------------------------------------------------  -----------------------
                                YEAR ENDED                 YEAR ENDED               PERIOD ENDED
                              AUGUST 31, 1998            AUGUST 31, 1997          AUGUST 31, 1998
                         --------------------------  ------------------------  -----------------------
                           SHARES        AMOUNT        SHARES       AMOUNT       SHARES      AMOUNT
                         -----------  -------------  ----------  ------------  ----------  -----------
Shares sold.............  11,658,573  $  81,328,869   3,849,789  $ 46,641,829      40,296  $   274,792
Shares issued through
 reinvestment of
 dividends..............     109,556        563,118       6,471        82,965         544        2,794
Shares redeemed.........  (7,939,984)   (55,807,859) (1,581,884)  (19,274,522)     (5,047)     (33,262)
                         -----------  -------------  ----------  ------------  ----------  -----------
Net increase............   3,828,145  $  26,084,128   2,274,376  $ 27,450,272      35,793  $   244,324
                         ===========  =============  ==========  ============  ==========  ===========
                                             MATTHEWS
                                         ASIAN CONVERTIBLE
                                          SECURITIES FUND
                         ----------------------------------------------------
                                              CLASS I
                         ----------------------------------------------------
                                YEAR ENDED                 YEAR ENDED
                              AUGUST 31, 1998            AUGUST 31, 1997
                         --------------------------  ------------------------
                           SHARES        AMOUNT        SHARES       AMOUNT
                         -----------  -------------  ----------  ------------
Shares sold.............     547,648  $   4,710,652     348,345  $  3,949,981
Shares issued through
 reinvestment of
 dividends..............      66,761        498,935       8,922        99,805
Shares redeemed.........    (519,724)    (4,372,177)   (141,726)   (1,600,060)
                         -----------  -------------  ----------  ------------
Net increase............      94,685  $     837,410     215,541  $  2,449,726
                         ===========  =============  ==========  ============
                                                         MATTHEWS
                                                        KOREA FUND
                         -----------------------------------------------------------------------------
                                              CLASS I                                 CLASS A
                         ----------------------------------------------------  -----------------------
                                YEAR ENDED                 YEAR ENDED               PERIOD ENDED
                              AUGUST 31, 1998            AUGUST 31, 1997          AUGUST 31, 1998
                         --------------------------  ------------------------  -----------------------
                           SHARES        AMOUNT        SHARES       AMOUNT       SHARES      AMOUNT
                         -----------  -------------  ----------  ------------  ----------  -----------
Shares sold.............  77,651,372  $ 199,169,372   4,805,699  $ 30,420,501   3,061,063  $ 8,324,379
Shares issued through
 reinvestment of
 dividends..............           0              0           0             0           0            0
Shares redeemed......... (47,890,663)  (126,128,644) (2,056,201)  (13,054,652) (1,014,474)  (2,959,265)
                         -----------  -------------  ----------  ------------  ----------  -----------
Net increase............  29,760,709  $  73,040,728   2,749,498  $ 17,365,849   2,046,589  $ 5,365,114
                         ===========  =============  ==========  ============  ==========  ===========

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS--NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998
--------------------------------------------------------------------------------

                                                                MATTHEWS
                                                             DRAGON CENTURY
                                                               CHINA FUND
                                                           --------------------
                                                                 CLASS I
                                                           --------------------
                                                              PERIOD ENDED
                                                             AUGUST 31,1998
                                                           --------------------
                                                            SHARES     AMOUNT
                                                           --------  ----------
Shares sold...............................................  474,122  $4,516,710
Shares issued through reinvestment of dividends...........        0           0
Shares redeemed........................................... (112,545)   (829,905)
                                                           --------  ----------
Net increase..............................................  361,577  $3,686,805
                                                           ========  ==========

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Matthews International Capital Management (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Advisor charges the Funds a monthly fee of 1/12 of 1% on each Fund's respective average daily net assets. The Funds pay the Advisor a service fee at an annual rate of up to 0.25% of the Funds' average daily net assets to the extent that shareholder service-related expenses are incurred by the Advisor. Certain officers and trustees of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the year ended August 31, 1998, are as follows:

                                                                      SHAREHOLDER
                                                          EXPENSES  SERVICE-RELATED
                         INVESTMENT  VOLUNTARY           WAIVED AND    EXPENSES     DUE FROM
                          ADVISORY    EXPENSE   ADVISORY REIMBURSED   REIMBURSED      (TO)      DAEWOO       DAEYU
                          FEE RATE  LIMITATION*   FEES   BY ADVISOR   TO ADVISOR    ADVISOR   SECURITIES SECURITIES CO.
                         ---------- ----------- -------- ---------- --------------- --------  ---------- --------------
Matthews Pacific Tiger
 Fund...................    1.00%      1.90%    $451,119  $89,019          $0       $25,349         --          --
Matthews Asian
 Convertible Securities
 Fund...................    1.00       1.90       48,161   89,320           0         8,400         --          --
Matthews Korea Fund.....    1.00       2.50      640,716   14,689           0       (72,488)   $134,128+    $21,290+
Matthews Dragon Century
 China Fund.............    1.00       2.00       15,893   92,738           0       (29,819)        --          --

+ Daewoo Securities and Daeyu Securities Co. are affiliated brokers for the Fund. These amounts are the affiliated brokerage commissions paid.
* For Funds offering Class A shares, the voluntary expense limitation would include an additional 0.25% for Class A Distributor fees.

The investment advisory agreements provide that any reductions made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years provided that Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations. During the year ended August 31, 1998, the Matthews Pacific Tiger Fund and the Matthews Korea Fund reimbursed expenses to the Advisor totaling $56,770 and $237,854, respectively. As of August 31, 1998, the total expenses waived and reimbursed by the Advisor that are subject to reimbursement by

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS--NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998
--------------------------------------------------------------------------------

the Matthews Pacific Tiger Fund, Matthews Asian Convertible Securities Fund, Matthews Korea Fund and Matthews Dragon Century China Fund totaled $292,149, $285,250, $0, $92,738, respectively.

3. DISTRIBUTOR FEES AND CLASS SPECIFIC EXPENSES

FPS Broker Services, Inc. (the "Distributor") serves as the Funds' Distributor pursuant to an Underwriting Agreement. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Pacific Tiger Fund Class A and the Korea Fund Class A and the Dragon Century China Fund Class A, have adopted a Plan of Distribution (the "Plan"). The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund offering Class A shares may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's Class A average daily net assets. The Pacific Tiger Fund Class I, the Asian Convertible Securities Fund, the Korea Fund Class I and the Dragon Century China Fund Class I do not have a distribution plan.

For the year ended August 31, 1998, the class specific expenses were as follows:

                                                                    MATTHEWS
                                    MATTHEWS                         DRAGON
                                     PACIFIC        MATTHEWS         CENTURY
                                   TIGER FUND      KOREA FUND      CHINA FUND
                                 --------------- --------------- ---------------
                                 CLASS I CLASS A CLASS I CLASS A CLASS I CLASS A
                                 ------- ------- ------- ------- ------- -------
Transfer Agent fees............. $51,348 $8,938  $60,631 $9,488  $16,683   $ 0
Registration expenses...........     N/A    N/A   48,757 15,246      N/A   N/A
Printing expenses...............  10,630  4,905    9,774  9,584    1,499     0

4. INVESTMENT TRANSACTIONS

Investment transactions for the year ended August 31, 1998, excluding temporary short-term investments, were as follows:

                                                PURCHASES   PROCEEDS FROM SALES
                                               ------------ -------------------
Matthews Pacific Tiger Fund................... $ 59,140,061     $31,444,167
Matthews Asian Convertible Securities Fund....    2,619,368       2,487,082
Matthews Korea Fund...........................  135,501,630      57,725,141
Matthews Dragon Century China Fund............    4,007,723         328,261

The Funds invest excess cash in interest bearing deposits at The Bank of New
York.

5. CAPITAL LOSS CARRYOVER

At August 31, 1998, the Funds had capital loss carryovers expiring through 2006 as follows:

                                                              EXPIRING ON:
                                                         -----------------------
                                                          2004   2005    2006
                                                         ------- ---- ----------
Matthews Pacific Tiger Fund.............................     --  --   $1,475,377
Matthews Asian Convertible Securities Fund..............     --  --       51,948
Matthews Korea Fund..................................... $13,794 --    1,071,846
Matthews Dragon Century China Fund......................     --  --          --

These amounts are available to offset possible future capital gains of the Fund.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Matthews International Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Matthews International Funds (comprised of the Matthews Pacific Tiger Fund, Matthews Asian Convertible Securities Fund, Matthews Korea Fund and Matthews Dragon Century China Fund, collectively referred to as the "Funds") as of August 31, 1998, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended of the Matthews Pacific Tiger Fund, Matthews Asian Convertible Securities Fund and Matthews Korea Fund, and the related statements of operations, changes in net assets and financial highlights for the period from February 19, 1998 (commencement of operations) to August 31, 1998 of Matthews Dragon Century China Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the period ended August 31, 1995 were audited by other auditors whose report dated September 29, 1995 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Matthews International Funds as of August 31, 1998, the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated above, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

San Francisco, California
October 9, 1998

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                               BOARD OF TRUSTEES
                               Richard K. Lyons
                              Robert K. Connolly
                             David FitzWilliam-Lay
                              Norman W. Berryessa

                                   OFFICERS
                               G. Paul Matthews
                                John H. Dracott
                              Brian B. Stableford

                              INVESTMENT ADVISOR*
                Matthews International Capital Management, LLC
                       655 Montgomery Street, Suite 1438
                            San Francisco, CA 94111
                                (800) 789-ASIA

                                  UNDERWRITER
                           FPS Broker Services, Inc.
                              3200 Horizon Drive
                                P.O. Box 61503
                           King of Prussia, PA 19406
                                (800) 892-0382

* Matthews International Capital Management, LLC serves as Investment Advisor to the funds. Daewoo Capital Management Co. Ltd. acts as Research Advisor to the Matthews Korea Fund.


                             SHAREHOLDER SERVICES
                   First Data Investor Services Group, Inc.
                              3200 Horizon Drive
                           King of Prussia, PA 19406
                                (800) 892-0382

                                   CUSTODIAN
                             The Bank of New York
                             90 Washington Street
                              New York, NY 10286

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                       345 California Street, 29th Floor
                            San Francisco, CA 94104

                                   AUDITORS
                               Ernst & Young LLP
                       555 California Street, Suite 1700
                            San Francisco, CA 94104

                     For additional information about the
                      Matthews International Funds call:
                                (800) 789-ASIA

  This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the
Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses, and other information.

INVESTING IN THE DRAGON CENTURY...

MATTHEWS PACIFIC TIGER FUND

Seeking long-term growth through a diversified portfolio of Asian Tiger companies. With an emphasis on research intensive, "bottom-up" stock selection, the portfolio focuses on quality companies with superior earnings growth and below-average market valuations.

MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND

Introducing a new asset class, the Fund seeks to participate in the Tiger equity markets with the reduced volatility historically found in convertible bonds.

MATTHEWS KOREA FUND

A unique, open-ended, single-country fund allowing focused participation in the world's 11th largest economy.

MATTHEWS DRAGON CENTURY CHINA FUND

This single country fund allows investors to participate in one of the fastest growing economies in the world. The fund seeks to identify quality companies that are well-positioned to participate in China's emergence into the global marketplace.

              [LOGO OF MATTHEWS INTERNATIONAL FUNDS APPEARS HERE]

                        655 Montgomery Street, Suite 1438
                             San Francisco, CA 94111
                              1.800.789.ASIA (2742)
                              www.matthewsfunds.com

                    Distributed by FPSBroker Services, Inc.,
             3200 Horizon Drive, King of Prussia, Pennsylvania 19406


                                 ------------
                                   MATTHEWS
                                 ------------

                              INTERNATIONAL FUNDS

                          MATTHEWS PACIFIC TIGER FUND

                  MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND

                      MATTHEWS DRAGON CENTURY CHINA FUND

                              MATTHEWS KOREA FUND



                       [GRAPHIC OF DRAGON APPEARS HERE]
                       --------------------------------

                                 AUGUST 31, 1998

                                  ANNUAL REPORT







                       --------------------------------